TRAINER WORTHAM FUNDS
                                845 Third Avenue
                               New York, NY  10022

                                October 30, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

                              Trainer Wortham Funds
                        1933 Act Registration No. 2-15037
                        1940 Act Registration No. 811-879

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Trainer Wortham Funds (the "Trust") certifies that:

a. the forms of prospectus and statement of additional information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on October 23, 2001.


Very truly yours,

Trainer Wortham Funds

/s/ Christine M. Pierangeli
By:  Christine M. Pierangeli